4. SHARE EXCHANGE AGREEMENT	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
SHARE EXCHANGE AGREEMENT

On August 14, 2013, pursuant to a Share Exchange Agreement (the “The Share Exchange Agreement”), Promap Corporation (the “Predecessor Company” or “Promap”) acquired approximately 94% of the outstanding common stock of Advanced Cannabis Solutions, Inc. (“ACS”) in exchange for 12,400,000 shares of the Company’s common stock.

In connection with the Share Exchange Agreement:

●	Promap purchased 8,000,000 shares of its outstanding common stock from a former officer of the Company for $100,000. These shares were then cancelled and returned to the status of authorized but unissued shares;

●	Robert Frichtel was appointed as a director and the Principal Executive and Financial Officer of the Company;

●	Roberto Lopesino was appointed Vice President of the Company; and

●	Steven Tedesco and Robert Carrington, Jr., resigned as officers and directors of Pronap.

As a result of the acquisition, ACS is Promap’s 94% owned subsidiary and the former shareholders of ACS own approximately 88% of Promap’s common stock.  On November 9, 2013, Promap acquired the remaining 6% of the share capital of Advanced Cannabis Solutions, Inc.

The Agreement has been accounted for as a reverse acquisition and recapitalization using accounting principles applicable to reverse acquisition. Under reverse acquisition accounting, ACS, the legal acquired entity, is treated as the accounting acquirer of the Predecessor Company. Consequently, ACS’ financial results are disclosed for all periods presented, while the Company’s financial results have only been consolidated with those of the existing ACS business from August 14, 2013 onward. All outstanding shares have been restated to reflect the effect of the Agreement.

The following table summarizes the estimated fair values of Promap’s assets acquired and liabilities assumed by the existing ASC business as on August 14, 2013:

Cash	$1,790
Accounts receivable	8,370
Accounts payable	(20,823)
The fair value of Promap’s net liabilities at the August 14, 2013 recapitalization	$(10,663)

On August 14, 2013, pursuant to a Share Exchange Agreement (the “The Share Exchange Agreement”), Promap Corporation (the “Company”) acquired approximately 94% of the outstanding common stock of Advanced Cannabis Solutions, Inc. (“ACS”) in exchange for 12,400,000 shares of the Company’s common stock.

In connection with the Share Exchange Agreement:

●	The Company purchased 8,000,000 shares of its outstanding common stock from a former officer of the Company for $100,000. These shares were then cancelled and returned to the status of authorized but unissued shares;

●	Robert Frichtel was appointed as a director and the Principal Executive and Financial Officer of the Company;

●	Roberto Lopesino was appointed Vice President of the Company; and

●	Steven Tedesco and Robert Carrington, Jr., resigned as officers and directors of the Company.

As a result of the acquisition, ACS is the Company’s 94% owned subsidiary and the former shareholders of ACS own approximately 88% of the Company’s common stock.  The Company plans to acquire the remaining outstanding shares of ACS at a later date (see Note 8 Subsequent Events below).

The acquisition has been accounted for as a reverse acquisition and recapitalization using accounting principles applicable to reverse acquisition. Under reverse acquisition accounting, ACS, the legal acquiree, is treated as the accounting acquirer of the Company. Consequently, CSA financial results are disclosed for all periods presented, while the Company’s financial results have only been consolidated with those of the existing ACS business from August 14, 2013 onward. All outstanding shares have been restated to reflect the effect of the Agreement.

The following table summarizes the estimated fair values of the Company’s assets acquired and liabilities assumed by the existing ASC business as on August 14, 2013:

Cash	$1,790
Accounts receivable	8,370
Accounts payable	(20,823)
The fair value of the company’s net liabilities at the August 14, 2013 recapitalization	$(10,663)